ACQUISITION OF IMT	3 Months Ended
Mar. 31, 2016
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

NOTE 3 — ACQUISITION OF IMT

Acquisition of Integrated Microwave Technologies, LLC

The preliminary fair value of the purchase consideration issued to the sellers of IMT was allocated to the net tangible assets acquired and to the separately identifiable intangibles. The excess of the aggregate fair value of the net tangible assets and identified intangible assets has been treated as a gain on bargain purchase in accordance with ASC 805. The purchase price allocation was based, in part, on management’s knowledge of IMT’s business and the preliminary results of a third party appraisal commissioned by management.

Purchase Consideration
Amount of consideration:	$3,000,000
Tangible assets acquired and liabilities assumed at preliminary fair value
Cash	$477,000
Accounts receivable	676,000
Inventories	2,649,000
Property and equipment	133,000
Prepaid expenses	55,000
Accounts payable and deferred revenue	(423,000)
Deferred rent	(167,000)
Accrued expenses	(378,000)
Net tangible assets acquired	$3,022,000
Identifiable intangible assets
Trade names and technology	$320,000
Customer relationships	170,000
Total Identifiable Intangible Assets	$490,000
Total net assets acquired	$3,512,000
Consideration paid	3,000,000
Preliminary gain on bargain purchase	$512,000
The following presents the unaudited pro-forma combined results of operations of the Company with IMT as if the acquisition occurred on January 1, 2015.

	For the Quarter Ended March 31,
	2016	2015
Revenues, net	$1,413	$2,286
Net loss allocable to common shareholders	$(4,710)	$(4,856)
Net loss per share	$(2.28)	$(19.42)
Weighted average number of shares outstanding	2,066	250
The unaudited pro-forma results of operations are presented for information purposes only. The unaudited pro-forma results of operations are not intended to present actual results that would have been attained had the acquisition been completed as of January 1, 2015 or to project potential operating results as of any future date or for any future periods.